INVESTMENTS IN ASSOCIATES - Balance of investment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Balance at the beginning of the period			$ 428	$ 0	$ 0
Acquisitions			0		455
Share of earnings (losses) from investments in associates	$ 3	$ 2	4	$ (4)	4
Foreign currency translation and other			(9)		(25)
Share of other comprehensive (loss) income			(3)		27
Distributions			(3)		(33)
Ending Balance	$ 417		$ 417		$ 428